(Loss) Earnings per Share - Antidilutive Securities (Details) - shares shares in Thousands		12 Months Ended
	Jun. 16, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 15, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total antidilutive securities (in shares)		12,817	0	0
Common stock, shares outstanding (in shares)	196,643	197,400	128,300
FAII | Wilco Holdco, Inc.
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total antidilutive securities (in shares)		1,323	0	0
Earnout Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Contingent consideration liability (in shares)	15,000
Class A common stock, $0.0001 par value
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock, shares outstanding (in shares)		197,400
Class A common stock, $0.0001 par value | FAII
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock, shares outstanding (in shares)					34,500
Class F Common Stock | FAII
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock, shares outstanding (in shares)					8,625
2016 Plan | Class A common stock, $0.0001 par value
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Restricted shares (in shares)	2,000
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total antidilutive securities (in shares)		9,867	0	0
RSAs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total antidilutive securities (in shares)		448	0	0
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total antidilutive securities (in shares)		775	0	0
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total antidilutive securities (in shares)		404	0	0